Operating expenses - Disclosure of Audit and Non-Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Audit fees	€ 702	€ 684	€ 1,190
Non-audit fees	78	115	2
Total	€ 780	€ 799	€ 1,192